Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Dividend Growth Fund
Entity Central Index Key	0001086884
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000002889
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class AAA
Trading Symbol	GABBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class AAA	$103	2.01%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Dividend Growth Fund outperformed its broad-based benchmark, S&P 500 Index, and a comparative, MSCI USA High Dividend Yield Index, while slightly underperforming another comparative, the Lipper Large Cap Value Fund Index. The Fund benefited from being overweight industrials and from specific financial stocks, as well as positions in building products distributors, including two being acquired. Healthcare holdings detracted from performance. The Fund focuses on owning a diversified set of well-managed businesses trading at compelling valuations, usually with a catalyst or an improving competitive position.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Dividend Growth Fund - Class AAA	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
6/15	10,000	10,000	10,000	10,000
6/16	9,318	10,399	11,465	10,034
6/17	10,892	12,260	12,965	11,838
6/18	11,436	14,022	14,220	12,933
6/19	12,145	15,483	15,804	13,885
6/20	11,339	16,646	15,244	13,071
6/21	16,059	23,436	19,610	18,848
6/22	14,098	20,947	19,445	17,421
6/23	15,468	25,051	20,680	19,849
6/24	16,803	31,203	23,307	23,605
6/25	18,945	35,934	25,689	26,942

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class AAA	7.33%	12.74%	10.81%	6.60%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
MSCI USA High Dividend Yield Index	4.89%	10.22%	11.00%	9.89%
Lipper Large Cap Value Fund Index	8.07%	14.14%	15.57%	10.42%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 19,259,521
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 28,259
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$19,259,521 Number of Portfolio Holdings54 Portfolio Turnover Rate16% Management Fees$28,259
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	3.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.2%
Health Care	13.0%
Diversified Industrial	11.5%
Retail	8.3%
Food and Beverage	6.6%
Energy	6.0%
Computer Software and Services	4.2%
Business Services	4.1%
Other Industry sectors	26.3%
Other Assets and Liabilities (Net)	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Citigroup Inc.	4.0%
Merck & Co. Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Amazon.com Inc.	3.4%
The Kroger Co.	3.2%
Mondelez International Inc.	3.2%
Newmont Corp.	2.9%
GXO Logistics Inc.	2.8%
The PNC Financial Services Group Inc.	2.7%
Wells Fargo & Co.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002891
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class C
Trading Symbol	GBCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class C	$142	2.76%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.76%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Dividend Growth Fund outperformed its broad-based benchmark, S&P 500 Index, and a comparative, MSCI USA High Dividend Yield Index, while slightly underperforming another comparative, the Lipper Large Cap Value Fund Index. The Fund benefited from being overweight industrials and from specific financial stocks, as well as positions in building products distributors, including two being acquired. Healthcare holdings detracted from performance. The Fund focuses on owning a diversified set of well-managed businesses trading at compelling valuations, usually with a catalyst or an improving competitive position.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Dividend Growth Fund - Class C	The Gabelli Dividend Growth Fund - Class C (includes sales charge)	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
6/15	10,000	10,000	10,000	10,000	10,000
6/16	9,243	9,151	10,399	11,465	10,034
6/17	10,728	10,530	12,260	12,965	11,838
6/18	11,183	10,871	14,022	14,220	12,933
6/19	11,783	11,346	15,483	15,804	13,885
6/20	10,920	10,410	16,646	15,244	13,071
6/21	15,347	14,525	23,436	19,610	18,848
6/22	13,373	12,531	20,947	19,445	17,421
6/23	14,567	13,524	25,051	20,680	19,849
6/24	15,708	14,448	31,203	23,307	23,605
6/25	17,581	16,027	35,934	25,689	26,942

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class C	7.00%	11.93%	9.99%	5.81%
The Gabelli Dividend Growth Fund - Class C (includes sales charge)	6.00%	10.93%	9.99%	5.81%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
MSCI USA High Dividend Yield Index	4.89%	10.22%	11.00%	9.89%
Lipper Large Cap Value Fund Index	8.07%	14.14%	15.57%	10.42%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 19,259,521
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 28,259
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$19,259,521 Number of Portfolio Holdings54 Portfolio Turnover Rate16% Management Fees$28,259
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	3.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.2%
Health Care	13.0%
Diversified Industrial	11.5%
Retail	8.3%
Food and Beverage	6.6%
Energy	6.0%
Computer Software and Services	4.2%
Business Services	4.1%
Other Industry sectors	26.3%
Other Assets and Liabilities (Net)	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Citigroup Inc.	4.0%
Merck & Co. Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Amazon.com Inc.	3.4%
The Kroger Co.	3.2%
Mondelez International Inc.	3.2%
Newmont Corp.	2.9%
GXO Logistics Inc.	2.8%
The PNC Financial Services Group Inc.	2.7%
Wells Fargo & Co.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002887
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class I
Trading Symbol	GBCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class I	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Dividend Growth Fund outperformed its broad-based benchmark, S&P 500 Index, and a comparative, MSCI USA High Dividend Yield Index, while slightly underperforming another comparative, the Lipper Large Cap Value Fund Index. The Fund benefited from being overweight industrials and from specific financial stocks, as well as positions in building products distributors, including two being acquired. Healthcare holdings detracted from performance. The Fund focuses on owning a diversified set of well-managed businesses trading at compelling valuations, usually with a catalyst or an improving competitive position.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Dividend Growth Fund - Class I	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
6/15	10,000	10,000	10,000	10,000
6/16	9,341	10,399	11,465	10,034
6/17	11,004	12,260	12,965	11,838
6/18	11,675	14,022	14,220	12,933
6/19	12,526	15,483	15,804	13,885
6/20	11,805	16,646	15,244	13,071
6/21	16,893	23,436	19,610	18,848
6/22	14,979	20,947	19,445	17,421
6/23	16,605	25,051	20,680	19,849
6/24	18,228	31,203	23,307	23,605
6/25	20,755	35,934	25,689	26,942

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class I	7.91%	13.86%	11.95%	7.58%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
MSCI USA High Dividend Yield Index	4.89%	10.22%	11.00%	9.89%
Lipper Large Cap Value Fund Index	8.07%	14.14%	15.57%	10.42%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 19,259,521
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 28,259
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$19,259,521 Number of Portfolio Holdings54 Portfolio Turnover Rate16% Management Fees$28,259
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	3.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.2%
Health Care	13.0%
Diversified Industrial	11.5%
Retail	8.3%
Food and Beverage	6.6%
Energy	6.0%
Computer Software and Services	4.2%
Business Services	4.1%
Other Industry sectors	26.3%
Other Assets and Liabilities (Net)	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Citigroup Inc.	4.0%
Merck & Co. Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Amazon.com Inc.	3.4%
The Kroger Co.	3.2%
Mondelez International Inc.	3.2%
Newmont Corp.	2.9%
GXO Logistics Inc.	2.8%
The PNC Financial Services Group Inc.	2.7%
Wells Fargo & Co.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002888
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class A
Trading Symbol	GBCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class A	$103	2.01%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Dividend Growth Fund outperformed its broad-based benchmark, S&P 500 Index, and a comparative, MSCI USA High Dividend Yield Index, while slightly underperforming another comparative, the Lipper Large Cap Value Fund Index. The Fund benefited from being overweight industrials and from specific financial stocks, as well as positions in building products distributors, including two being acquired. Healthcare holdings detracted from performance. The Fund focuses on owning a diversified set of well-managed businesses trading at compelling valuations, usually with a catalyst or an improving competitive position.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Dividend Growth Fund - Class A	The Gabelli Dividend Growth Fund - Class A (includes sales charge)	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
6/15	10,000	10,000	10,000	10,000	10,000
6/16	9,321	8,785	10,399	11,465	10,034
6/17	10,893	9,677	12,260	12,965	11,838
6/18	11,440	9,578	14,022	14,220	12,933
6/19	12,151	9,588	15,483	15,804	13,885
6/20	11,337	8,431	16,646	15,244	13,071
6/21	16,056	11,254	23,436	19,610	18,848
6/22	14,097	9,313	20,947	19,445	17,421
6/23	15,471	9,633	25,051	20,680	19,849
6/24	16,808	9,864	31,203	23,307	23,605
6/25	18,953	10,483	35,934	25,689	26,942

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class A	7.35%	12.76%	10.83%	6.60%
The Gabelli Dividend Growth Fund - Class A (includes sales charge)	1.18%	6.28%	9.52%	5.97%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
MSCI USA High Dividend Yield Index	4.89%	10.22%	11.00%	9.89%
Lipper Large Cap Value Fund Index	8.07%	14.14%	15.57%	10.42%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 19,259,521
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 28,259
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$19,259,521 Number of Portfolio Holdings54 Portfolio Turnover Rate16% Management Fees$28,259
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	3.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.2%
Health Care	13.0%
Diversified Industrial	11.5%
Retail	8.3%
Food and Beverage	6.6%
Energy	6.0%
Computer Software and Services	4.2%
Business Services	4.1%
Other Industry sectors	26.3%
Other Assets and Liabilities (Net)	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Citigroup Inc.	4.0%
Merck & Co. Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Amazon.com Inc.	3.4%
The Kroger Co.	3.2%
Mondelez International Inc.	3.2%
Newmont Corp.	2.9%
GXO Logistics Inc.	2.8%
The PNC Financial Services Group Inc.	2.7%
Wells Fargo & Co.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends